Leases - Maturity of lease liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturities of lease liabilities
2024	$ 4
Total operating lease payments	4
Less: imputed interest	(1)
Present value of operating lease liabilities	$ 3